LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases (Textual)
Operating lease expire term		The lease commenced on February 15, 2020 and expires on February 28, 2022, monthly rental expense is $3,945 per month with no escalations during the term of the lease.
Operating leases rent expense		$ 3,945
Right of use asset		86,741
Operating lease liability		86,741
Security deposit forfeited		$ 4,000
Lease, description		The lease commenced on April 1, 2021 and is for a twelve month period, terminating on April 1, 2022.
Lease amount	$ 4,800
IBR [Member]
Leases (Textual)
Operating lease expire term		For the reference rate, the Company used the 5 year ARM interest rate at the time of entering into the agreement and compared that rate to the Company’s weighted average cost of funding at the time of entering into the operating lease. The Company determined that 10.00% was an appropriate incremental borrowing rate to apply to its real-estate operating lease.
Appropriate incremental borrowing rate		10.00%